ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 8 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payables are recognized initially at the transaction price and subsequently measured at the undiscounted amount of cash or other consideration expected to be paid. Accrued expenses are recognized based on the expected amount required to settle the obligation or liability.

The following table sets forth the components of the Company’s accrued liabilities on March 31, 2022, and December 31, 2021:

Schedule of accrued liabilities
	March 31, 2022	December 31, 2021
Accounts payable and accrued expense	2,298,240	$588,275
Accrued interest	259,179	189,527
Soundstr Obligation	145,529	145,259
Total accounts payable and accrued liabilities	2,702,948	$923,061

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payables are recognized initially at the transaction price and subsequently measured at the undiscounted amount of cash or other consideration expected to be paid. Accrued expenses are recognized based on the expected amount required to settle the obligation or liability.

The following table sets forth the components of the Company’s accrued liabilities on December 31, 2021, and December 31, 2020:

	December 31, 2021	December 31, 2020
Accounts payable and accrued expense (includes $93,625 due to a former officer)	$588,275	$587,230
Accrued interest	189,527	466,801
Accrued interest and penalties Golock	-	1,172,782
Soundstr Obligation	145,259	145,259
Total accounts payable and accrued liabilities	923,061	$2,372,072

Stage It Corp [Member]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 4 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payables are recognized initially at the transaction price and subsequently measured at the undiscounted amount of cash or other consideration expected to be paid. Accrued expenses are recognized based on the expected amount required to settle the obligation or liability.

The following table sets forth the components of the Company’s accrued liabilities on September 30, 2021, and December 31, 2020.

	September 30, 2021	December 31, 2020
Accounts payable	$599,817	$427,086
Accrued liabilities (a)(b)	2,313,671	1,785,861
Accrued interest	840,197	650,654
Accrued interest- related parties	893,632	767,715
Total accounts payable and accrued liabilities	$4,647,317	$2,404,981

(a)	Includes $887,120 in liabilities due to artists, $846,477 in unredeemed outstanding notes purchased by users, and $376,703 in payroll liabilities as of September 30, 2021
(b)	Includes $946,537 in liabilities due to artists and $781,172 in unredeemed outstanding notes purchased by users as of December 31, 2020

NOTE 4 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payables are recognized initially at the transaction price and subsequently measured at the undiscounted amount of cash or other consideration expected to be paid. Accrued expenses are recognized based on the expected amount required to settle the obligation or liability.

The following table sets forth the components of the Company’s accrued liabilities on December 31, 2020, and December 31, 2019.

	December 31, 2020	December 31, 2019
Accounts payable	$427,086	$223,795
Accrued liabilities (a)(b)	1,785,861	699,914
Accrued interest	650,654	502,916
Accrued interest- related parties	767,715	617,891
Total accounts payable and accrued liabilities	$2,404,981	$2,044,516

(a)	Includes $946,537 in liabilities due to artists and $791,172 in unredeemed outstanding notes purchased by users as of December 31, 2020
(b)	Includes $398,729 in liabilities due to artists and $297,795 in unredeemed outstanding notes purchased by users as of December 31, 2019